Shareholder Report, Average Annual Return (Details)	12 Months Ended	22 Months Ended
	Jul. 31, 2025	Jul. 31, 2025
Without Sales Load [Member] | C000244753
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.88%)	9.99%
S&P Composite 1500 Equal Weight Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500 Equal Weight Total Return Index
Average Annual Return, Percent	1.14%	12.81%